GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Discontinued Operations
	Year ended December 31,
	2014	2013	2012

Revenues	$-	$67,865	$76,797

Cost of revenues	-	54,996	61,726

Gross profit	-	12,869	15,071

Operating costs and expenses:
Selling and marketing	-	7,753	7,643
General and administrative	-	11,758	10,457

Total operating expenses	-	19,511	18,100

Operating loss	-	(6,642)	(3,029)
Loss from disposal of subsidiary	(795)	(1,385)	-
Financial income (expenses), net	-	(255)	790

Loss before taxes on income	(795)	(8,282)	(2,239)

Taxes on income	-	38	31

Net loss	$(795)	$(8,320)	$(2,270)